Share-based Payments - Additional information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 Option $ / shares	Dec. 31, 2023 Option	Dec. 31, 2022 Option
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding options granted	0	2,090,000
Number of share options	11,663,750	11,663,750	9,788,750
Number of outstanding options vested	5,775,625
Number of outstanding options unvested	5,888,125
Exit options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares	$ 0.01
Number of outstanding options granted		126,664
Number of share options	2,481,658	2,481,658	2,354,994
Exit options | Class C Share Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares	$ 0.01